Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Impairment charges				$ 43,205
Amortization of intangible assets	$ 18,500		$ 19,900	40,500	$ 38,900
Percentage of fair value exceeding carrying value of reporting units except for objet reporting unit	10.00%
Goodwill	$ 1,172,125			1,172,125		$ 1,323,502
Objet Ltd [Member]
Expected cash flow period	5 years
Growth rate (as a percent)	3.50%
Discount rate (as a percent)	12.00%
Percentage of decrease in growth rate	1.00%
Percentage of increase in discount rate	1.00%
Change in fair value due to 1% decrease in growth rate	$ 136,000
Change in fair value due to 1% increase in discount rate	$ 199,000
Percentage of fair value exceeding carrying value of reporting units	5.00%
Goodwill	$ 918,000			918,000
MakerBot [Member]
Impairment charges		$ 43,200				$ 102,500
Non-tax deductible impairment charge				150,400
Percentage of decrease in growth rate		1.00%
Percentage of increase in discount rate		1.00%
Change in fair value due to 1% decrease in growth rate		$ 17,800
Change in fair value due to 1% increase in discount rate		29,100
Goodwill	$ 125,000			$ 125,000
MakerBot [Member] | Level 3 [Member]
Growth rate (as a percent)				3.50%
Discount rate (as a percent)				13.50%
MakerBot [Member] | Developed Technology [Member]
Impairment charges		29,800
MakerBot [Member] | Customer Relationships [Member]
Impairment charges		$ 13,400